Subsequent Events (Details)			1 Months Ended					2 Months Ended	12 Months Ended
	Jan. 07, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Mar. 15, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 08, 2021 USD ($)	Jan. 28, 2021 USD ($)	Jan. 21, 2021 USD ($)
Subsequent Event [Line Items]
Early redelivery cost, net							$ 8,100,000		$ 0	$ 63,000	$ 105,000
Dividend declaration
Dividends payable		$ 134,000					134,000		134,000	$ 128,000	$ 123,000
Interest rate swap, notional amount		$ 80,000,000					$ 80,000,000		$ 80,000,000
Maxtessera
Subsequent Event [Line Items]
Percentage paid on early termination of charter		50.00%					50.00%		50.00%
Maxeikosiepta | Forecast
Dividend declaration
Gain (loss) on sale of assets				$ 300,000
Avstes | Forecast
Dividend declaration
Gain (loss) on sale of assets			$ 1,000,000
Common Stock | 2020 August ATM Program
Dividend declaration
Number of shares issued in transaction | shares		0
Number of shares sold | shares		0
Subsequent Event
Dividend declaration
Vessel agreed sale price														$ 7,300,000
Vessel agreed acquisition price												$ 14,050,000
Subsequent Event | Interest Rate Swap, Expiring December 2025
Dividend declaration
Fixed interest rate					0.745%
Interest rate swap, notional amount					$ 30,000,000
Subsequent Event | Maxeikosiepta
Dividend declaration
Vessel agreed sale price														$ 7,300,000
Subsequent Event | Avstes
Dividend declaration
Vessel agreed sale price													$ 8,650,000
Subsequent Event | Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share) | $ / shares	$ 0.50
Dividends payable	$ 2,746,000
Date of record	Jan. 22, 2021
Date to be paid	Feb. 01, 2021
Subsequent Event | Series A Cumulative Redeemable Perpetual Preferred Stock
Dividend declaration
Tender offer preferred stock redemption					17,600,000	¥ 1,863,295,328
Proceeds from sale leaseback transaction					$ 24,300,000
Subsequent Event | Common Stock | 2020 August ATM Program
Dividend declaration
Number of shares issued in transaction | shares								3,200,457
Consideration received on sale of stock								$ 8,900,000